Other liabilities	12 Months Ended
Dec. 31, 2021
Other Current Liabilities [Abstract]
Other liabilities

28 Other liabilities

Other liabilities as at December 31, 2021 and 2020 are analysed as follows:

	31/12/21	31/12/20
Advance payments for government grants	412	1,069
Other	—	—
Total	412	1,069

As at December 31, 2021 and 2020, advance payments for government grants are related to considerations received by the Parent for government grants obtained for next years’ purchases of property, plant and equipment and next years’ expenses related to research projects.